Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net loss	$ (5,020,113)	$ (2,814,884)	$ (4,156,334)	$ (1,426,031)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of fixed assets	(28,362)
Stock based compensation	470,647
Shares issued in lieu of salaries payable			253,000	47,000
Shares issued for interest	20,958
Amortization of original issue discount	23,174
Depreciation and amortization	196,439	$ 105,710	151,710	78,321
Changes in assets and liabilities
Increase in deferred rents	548,727	$ 490,226	648,979	$ 159,894
Decrease in prepaid expense	5,362		(8,362)
(Increase) in deposits	(20,648)	$ (15,668)	(14,110)	$ (15,148)
Decrease in inventory	67,355	19,616	13,009	(90,548)
Increase in accounts payable to related parties	158,110	82,015	574,984	39,626
Increase (decrease) in accounts payable and accrued liabilities	654,083	366,092	574,984	68,791
(Increase) decrease in accounts receivable	17,529	407	(15,380)	17,700
Net cash used in operating activities	(2,906,739)	$ (1,766,486)	(2,536,598)	(1,120,395)
Cash Flows from investing
Purchase of fixed assets	(97,000)		(294,224)	$ (184,948)
Investment in tenant improvements	(335,063)	$ (506,152)	(533,252)
Net cash used in investing activities	(432,063)	(506,152)	(827,476)	$ (184,948)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	2,353,000	2,001,112	3,251,112	1,500,000
Dividends paid to shareholders	(294,263)	$ (247,521)	(420,477)	$ (6,977)
Principal payments on note payable	(50,323)
Proceeds from notes payable	1,200,000	$ 500,000	500,000
Proceeds from related party debts	79,537		52,000	$ 37,000
Principal payments on capital leases	(34,120)	$ (30,011)	(27,938)	(12,475)
Net cash from financing activities	3,253,831	2,223,580	3,282,697	1,480,548
Net increase (decrease) in cash	(84,971)	(49,058)	(81,377)	175,205
Beginning cash balance	142,034	223,411	223,411	48,206
Ending cash balance	57,063	174,353	142,034	223,411
Supplemental disclosure of cash flow information
Cash paid for interest	$ 90,525	$ 36,273	$ 16,073	$ 504
Cash paid for tax
Non-Cash investing and financing transactions
Stock based compensation	$ 470,647
Stock dividend	391,619
Debt settled with shares	(1,000,000)		$ 253,000	$ 47,000
Shares issued to settle dividends payable	$ (74,686)